Acquisitions (Fair Values Of The Identifiable Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2010
Acquisitions [Abstract]
Cash	$ 8,240
Accounts receivable	23,079
Inventories	82,665
Property, plant and equipment	280,710
Intangible assets	158,200
Other assets	988
Accounts payable	14,130
Other accrued liabilities	6,830
Debt obligations	1,197
Other long-term liabilities	1,000
Deferred tax liability	83,306
Net identifiable assets acquired	447,419
Goodwill	489,244
Net assets acquired	$ 936,663